Accumulated Other Comprehensive Income (Loss) - Schedule of Accumulated Other Comprehensive Income (Loss) (Detail) - CAD ($) $ in Millions	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Disclosure of accumulated other comprehensive income loss [line items]
Beginning Balance	$ 827	$ 1,038
Other Comprehensive Income (Loss), Before Tax	124	(148)
Income Tax Expense	1	2
Ending Balance	952	892
Defined Benefit Pension Plan [Member]
Disclosure of accumulated other comprehensive income loss [line items]
Beginning Balance	(2)	(7)
Other Comprehensive Income (Loss), Before Tax	(4)	(9)
Income Tax Expense	1	2
Ending Balance	(5)	(14)
Private Equity Instruments [Member]
Disclosure of accumulated other comprehensive income loss [line items]
Beginning Balance	27	15
Other Comprehensive Income (Loss), Before Tax	1	3
Ending Balance	28	18
Foreign Currency Translation Adjustment [Member]
Disclosure of accumulated other comprehensive income loss [line items]
Beginning Balance	802	1,030
Other Comprehensive Income (Loss), Before Tax	127	(142)
Ending Balance	$ 929	$ 888